Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
March 31, 2024
MNF-NPRT1-0524
1.814649.119
Municipal Bonds - 95.1%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,031,085
Minnesota - 93.3%
Albany Independent School District #745 (Minnesota School district Cr. Enhancement Prog.) Series 2022 A, 4.125% 2/1/41	1,130,000	1,150,083
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/25	1,015,000	1,015,946
5% 2/1/26	1,220,000	1,221,210
5% 2/1/27	1,285,000	1,285,902
5% 2/1/28	1,345,000	1,345,925
5% 2/1/29	1,415,000	1,415,941
5% 2/1/34	1,800,000	1,801,025
Burnsville Series 2017 A, 2.85% 12/20/31	935,000	879,606
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,023,025
5% 10/1/29	785,000	803,998
City of Ramsey Series 2022 A:
5% 12/15/29	670,000	755,302
5% 12/15/30	665,000	764,164
5% 12/15/31	740,000	866,646
5% 12/15/32	775,000	922,688
5% 12/15/33	565,000	675,357
5% 12/15/34	455,000	541,723
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,015,179
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,007,438
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	571,016
5% 6/1/26	500,000	511,734
5% 6/1/28	1,000,000	1,047,054
5% 6/1/30	625,000	668,053
5% 6/1/31	700,000	749,103
5% 6/1/33	1,400,000	1,498,650
Coon Rapids Multi-Family Rev. (Galway Place/Cmnty. Plaza Projs.) Series 2019 A, 2.7% 8/1/35	2,561,043	2,176,499
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/25	250,000	251,641
5% 11/1/26	500,000	503,139
5% 11/1/27	920,000	925,513
Dassel Cokato Mischd # 466 (Minnesota School District Cr. Enhancement Prog.) Series 2023 A:
4% 2/1/41	415,000	421,070
4% 2/1/42	750,000	758,315
4% 2/1/43	960,000	968,761
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,184,836
4% 2/1/36	1,360,000	1,404,832
4% 2/1/37	1,200,000	1,233,008
Delano Minn Series 2023 A:
4% 2/1/40	1,060,000	1,078,490
4% 2/1/41	1,100,000	1,112,164
5% 2/1/39	1,010,000	1,100,544
Dilworth Gen. Oblig. Series 2022 A:
3.5% 2/1/34	455,000	461,016
3.5% 2/1/35	470,000	475,092
3.5% 2/1/36	490,000	493,056
4% 2/1/38	1,030,000	1,058,550
4% 2/1/40	1,115,000	1,132,358
4% 2/1/42	1,205,000	1,214,850
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	745,491
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
4.25% 2/15/48	2,030,000	1,947,752
5% 2/15/43	1,500,000	1,532,272
5% 2/15/48	3,000,000	3,039,900
5% 2/15/58	3,125,000	3,143,668
Series 2021 A:
4% 6/15/32	535,000	543,694
4% 6/15/35	550,000	555,417
Series 2022 A:
4% 6/15/37	1,140,000	1,130,959
4% 6/15/38	400,000	390,664
4% 6/15/39	250,000	241,350
5% 6/15/25	565,000	566,930
5% 6/15/26	360,000	366,466
5% 6/15/28	935,000	974,786
5% 6/15/29	1,035,000	1,092,332
5% 6/15/31	1,220,000	1,316,003
5% 6/15/33	1,170,000	1,271,931
Series 2022 B:
5.25% 6/15/47	2,500,000	2,616,756
5.25% 6/15/52	1,250,000	1,296,299
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 B:
5% 2/1/25	375,000	379,581
5% 2/1/27	370,000	388,476
Series 2021 B, 3% 3/1/32 (Pre-Refunded to 3/1/28 @ 100)	540,000	542,628
Eden Prairie Independent School District Series 2023 A:
4% 2/1/35	1,050,000	1,122,674
4% 2/1/36	915,000	967,526
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,886,911
Series 2020 A, 4% 2/1/31	2,120,000	2,213,512
Fridley Independent School District #14 (MN School District Cr. Enhancement Prog.) Series 2016 A, 3% 2/1/35	300,000	293,605
Hawley Independent School District #150 Series 2023 A:
5% 2/1/39	620,000	672,669
5% 2/1/40	650,000	700,210
Itasca Co. Minn Independent # 318 (Minnesota School District Cr. Enhancement Prog.) Series 2022 B, 4% 2/1/39	475,000	485,688
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 2% 2/1/35	600,000	499,152
Lake Elmo Minn Series 2021 A:
2% 2/1/35	1,185,000	972,377
2% 2/1/36	1,205,000	976,997
Lakeville Independent School District #194 (Minnesota School District Cr. Enhancement Prog.) Series 2021 B:
2% 2/1/37	1,515,000	1,164,059
2% 2/1/38	3,075,000	2,298,565
2% 2/1/39	4,180,000	3,037,536
2% 2/1/40	4,285,000	3,044,519
2.125% 2/1/41	3,395,000	2,405,020
Le Sueur-Henderson ISD No. 2397 (Minnesota School District Cr. Enhancement Prog.) Series 2022 A, 4.5% 2/1/42	2,495,000	2,578,839
Maple Grove Gen. Oblig. Impt. Series 2020 A:
1.5% 2/1/33	715,000	581,811
1.625% 2/1/34	790,000	640,936
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,224,309
5% 9/1/25	215,000	217,935
5% 9/1/28	695,000	706,307
5% 9/1/30	1,500,000	1,525,713
5% 9/1/31	1,300,000	1,321,338
5% 9/1/32	1,000,000	1,014,946
Series 2017:
5% 5/1/26	1,355,000	1,381,772
5% 5/1/27	1,400,000	1,445,613
5% 5/1/28	2,915,000	3,013,037
5% 5/1/29	1,000,000	1,034,448
5% 5/1/30	900,000	932,629
5% 5/1/31	580,000	600,179
5% 5/1/32	500,000	515,814
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	2,725,131
Metropolitan Council Gen. Oblig. Rev. Series 2020 B:
2% 3/1/33	4,250,000	3,651,985
2.125% 3/1/36	1,000,000	829,568
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016 A:
5% 1/1/30	4,275,000	4,509,268
5% 1/1/31	2,375,000	2,506,256
5% 1/1/32	2,900,000	3,059,813
Series 2016 D:
5% 1/1/27 (b)	350,000	362,565
5% 1/1/28 (b)	430,000	444,029
5% 1/1/29 (b)	225,000	232,868
5% 1/1/30 (b)	480,000	497,678
5% 1/1/31 (b)	200,000	207,457
5% 1/1/32 (b)	200,000	207,426
5% 1/1/33 (b)	220,000	228,139
5% 1/1/34 (b)	225,000	233,274
5% 1/1/35 (b)	225,000	233,075
5% 1/1/36 (b)	220,000	227,476
5% 1/1/37 (b)	250,000	257,670
5% 1/1/41 (b)	725,000	740,274
Series 2022 B:
4.25% 1/1/42 (b)	1,780,000	1,768,042
5% 1/1/47 (b)	1,600,000	1,682,709
Series 2023 A, 5% 1/1/35	900,000	1,053,869
Minneapolis Gen. Oblig. Series 2019, 3% 12/1/40	395,000	343,021
Minneapolis Health Care Sys. Rev.:
Bonds Series 2023 B, 5%, tender 11/15/30 (c)	10,335,000	11,396,714
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	866,212
5% 11/15/32	2,200,000	2,248,237
Series 2018 A:
5% 11/15/34	3,350,000	3,513,107
5% 11/15/35	2,500,000	2,614,511
5% 11/15/36	2,500,000	2,601,864
5% 11/15/49	4,935,000	4,962,025
Series 2021:
4% 11/15/36	5,410,000	5,598,088
4% 11/15/37	5,410,000	5,542,707
4% 11/15/38	1,785,000	1,813,616
4% 11/15/39	1,265,000	1,275,402
4% 11/15/40	8,860,000	8,823,592
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	6,904,207	5,513,178
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2018 B, 5% 2/1/32	895,000	967,022
(MN School District Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,070,961
Series 2018 B, 5% 2/1/33	3,190,000	3,416,367
Series 2017 A, 4% 2/1/33	1,415,000	1,464,930
Series 2017 B:
4% 2/1/33	2,595,000	2,686,568
4% 2/1/34	2,595,000	2,675,289
Series 2020 B, 4% 2/1/36	1,745,000	1,812,993
Series 2020 C, 4% 2/1/38	1,665,000	1,698,567
Series 2021 B:
5% 2/1/41	1,180,000	1,306,345
5% 2/1/42	1,235,000	1,363,471
Series 2021 C:
5% 2/1/40	1,585,000	1,771,777
5% 2/1/41	1,660,000	1,838,812
5% 2/1/42	1,745,000	1,927,647
Series 2022 B:
5% 2/1/34	850,000	988,855
5% 2/1/41	1,195,000	1,347,371
5% 2/1/42	1,255,000	1,403,266
5% 2/1/43	1,320,000	1,464,290
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024:
4% 1/1/49	3,000,000	2,851,654
5% 1/1/41	2,300,000	2,573,562
Minnesota Armory Bldg. Commission Series 2021 A, 3% 6/1/38	1,900,000	1,728,877
Minnesota Gen. Oblig.:
Series 2016 D, 2.25% 8/1/29	420,000	386,972
Series 2018 B, 4% 8/1/35	5,270,000	5,477,119
Series 2021 A:
4% 9/1/39	2,645,000	2,724,015
4% 9/1/41	10,000,000	10,191,663
Series 2021 B, 4% 9/1/32	2,000,000	2,145,733
Minnesota Higher Ed. Facilities Auth. Rev.:
(Univ. of St Thomas) Series 2017 A, 5% 10/1/29	760,000	804,784
Bonds:
Series 2024 B1, 5%, tender 10/1/27 (c)	3,000,000	3,137,705
Series 2024 B2, 5%, tender 10/1/29 (c)	2,900,000	3,118,645
Series 2016 A, 5% 5/1/46	3,610,000	3,252,788
Series 2017 A, 4% 10/1/35	800,000	812,645
Series 2017:
3% 3/1/34	430,000	416,408
5% 3/1/31	1,000,000	1,052,801
5% 10/1/31	590,000	626,074
5% 3/1/34	530,000	558,887
5% 10/1/34	440,000	466,251
5% 10/1/35	555,000	586,383
Series 2018 A:
5% 10/1/34	1,155,000	1,205,800
5% 10/1/35	500,000	520,699
5% 10/1/45	3,650,000	3,683,472
Series 2019:
4% 12/1/24	100,000	99,402
4% 12/1/25	180,000	178,933
4% 12/1/26	190,000	188,764
4% 12/1/27	195,000	194,025
4% 12/1/28	480,000	478,059
4% 12/1/29	285,000	284,073
4% 12/1/30	200,000	199,051
4% 12/1/31	450,000	446,570
4% 12/1/32	690,000	682,412
4% 12/1/33	750,000	738,753
4% 12/1/34	225,000	220,577
5% 10/1/29	400,000	437,820
5% 10/1/40	1,000,000	1,061,718
Series 2021:
3% 3/1/40	365,000	319,416
3% 3/1/43	325,000	268,362
4% 10/1/24	440,000	439,855
4% 3/1/25	175,000	175,747
4% 10/1/25	585,000	587,844
4% 3/1/26	100,000	101,331
4% 10/1/26	600,000	607,967
4% 10/1/28	675,000	694,933
4% 10/1/29	460,000	476,883
4% 3/1/30	150,000	158,428
4% 3/1/31	250,000	266,773
4% 3/1/32	140,000	148,716
4% 3/1/33	390,000	412,665
4% 3/1/34	150,000	158,246
4% 3/1/35	125,000	131,718
4% 3/1/36	125,000	131,171
4% 3/1/37	100,000	103,839
4% 10/1/46	2,750,000	2,711,185
4% 10/1/50	1,000,000	962,653
Series 2022 A:
5% 10/1/47	1,000,000	1,048,741
5% 10/1/52	1,000,000	1,040,284
Series 2023, 5% 3/1/45	5,645,000	6,132,162
Series 2024 A, 4.125% 10/1/53	2,500,000	2,400,501
Series Eight-G, 5% 12/1/31	1,000,000	1,021,870
Series Eight-J, 5% 3/1/27	500,000	506,157
Series Eight-L:
5% 4/1/28	920,000	952,192
5% 4/1/29	1,005,000	1,042,118
5% 4/1/35	500,000	517,037
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	738,307	669,508
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	1,586,553	1,387,427
Series 2015 A:
5% 8/1/29	1,000,000	1,004,824
5% 8/1/30	1,000,000	1,005,072
5% 8/1/31	1,000,000	1,004,623
5% 8/1/32	1,000,000	1,004,447
5% 8/1/33	1,000,000	1,004,228
Series 2016 B, 3.5% 7/1/46	1,980,000	1,953,954
Series 2019 B, 4.25% 7/1/49	2,375,000	2,366,277
Series 2020 B, 2.4% 1/1/35	1,215,000	1,032,839
Series 2020 E, 1.95% 1/1/30	1,425,000	1,265,527
Series 2020 G, 3% 1/1/51	1,085,000	1,050,066
Series 2021 D, 3% 1/1/52	1,610,000	1,553,069
Series 2021 G, 2.4% 7/1/33 (b)	830,000	705,040
Series 2021 H, 3% 7/1/52	1,115,000	1,074,720
Series 2021, 3% 7/1/51	3,035,000	2,931,005
Series 2022 M, 6% 1/1/53	2,440,000	2,597,150
Series 2023 B, 5.75% 7/1/53	3,000,000	3,174,457
Series 2023 E, 6.25% 7/1/54	2,000,000	2,183,603
Series 2023, 6% 7/1/53	1,000,000	1,078,389
Series 2024 A, 6.25% 1/1/54	6,000,000	6,586,272
Series B:
3.5% 7/1/50	6,805,000	6,668,955
4% 8/1/36	2,000,000	2,064,309
Series E, 3.5% 7/1/50	3,255,000	3,189,820
Series I, 3% 1/1/51	3,830,000	3,703,787
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	7,000,000	7,059,216
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014:
5% 10/1/27	750,000	755,292
5% 10/1/30	1,000,000	1,006,908
Series 2016:
3% 10/1/34	250,000	238,718
4% 10/1/41	1,000,000	990,335
5% 10/1/33	400,000	415,863
5% 10/1/35	400,000	414,211
5% 10/1/36	1,000,000	1,032,383
Minnesota Office of Higher Ed. Series2023, 5% 11/1/33 (b)	3,600,000	3,929,308
Moorhead Series 2021 A, 2.125% 2/1/40	365,000	263,894
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,320,000	1,322,822
Moorhead ISD No. 152:
(MN School District Cr. Enhancement Prog.) Series 2020 A, 2.5% 2/1/37	1,500,000	1,276,405
Series 2020 A, 4% 2/1/31	2,015,000	2,099,408
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	2,000,000	1,995,859
3.55% 2/1/38	2,000,000	1,971,375
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35	200,000	210,940
4% 2/1/36	1,000,000	1,050,477
North St. Paul Maplewood-Oakdale Indpendent School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2019 B, 3% 2/1/42	3,090,000	2,615,670
(MN School District Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,244,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A, 5% 1/1/31	1,740,000	1,744,995
Series 2016:
5% 1/1/28	500,000	513,927
5% 1/1/29	920,000	946,258
5% 1/1/30	520,000	534,752
5% 1/1/31	350,000	359,869
Series 2017:
5% 1/1/31	400,000	420,615
5% 1/1/33	475,000	498,321
5% 1/1/35	520,000	545,473
Series 2023:
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,162,924
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	500,000	562,803
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	345,000	384,182
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	360,000	400,138
Series 2024:
5% 1/1/30 (d)	1,650,000	1,820,035
5% 1/1/31 (d)	2,175,000	2,435,376
Northfield Minn Series 2021 A, 2% 2/1/29	250,000	237,710
Osseo Independent School District #279 Series 2020 A:
1.75% 2/1/33	3,650,000	3,036,667
1.75% 2/1/34	2,405,000	1,956,593
1.875% 2/1/37	3,205,000	2,442,016
Red Rock Central Independent School District Series 2022 A, 2.375% 2/1/45	1,310,000	922,925
Richfield Independent School District #280 Series 2018 A, 3.5% 2/1/43	260,000	244,020
Robbinsdale Independent School District 281 (MN School District Cr. Enhancement Prog.) Series 2016, 3% 2/1/31	300,000	300,776
Rochester Elec. Util. Rev. Series 2017 A, 5% 12/1/42	1,100,000	1,123,930
Rochester Gen. Oblig. Series 2020 C:
1.5% 2/1/32	990,000	823,928
1.625% 2/1/33	1,205,000	996,568
1.625% 2/1/34	1,255,000	1,020,931
1.75% 2/1/35	1,215,000	983,636
Rochester Health Care Facilities Rev.:
Series 2016 B, 5% 11/15/33	1,220,000	1,451,808
Series 2018, 4% 11/15/48	3,400,000	3,328,459
Series 2022, 4% 11/15/39	2,670,000	2,786,683
Rochester Independent School District #535 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 3% 2/1/35	1,515,000	1,416,023
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	876,285
5% 4/1/28	1,100,000	1,149,454
Roseville Independent School District #623 (MN School District Cr. Enhancement Prog.) Series 2018 A, 5% 2/1/29	5,180,000	5,450,538
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,163,003
5% 5/1/30	1,000,000	1,034,828
5% 5/1/31	1,000,000	1,034,223
Series 2019, 5% 5/1/48	6,000,000	6,243,567
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	97,436
3% 10/1/34	285,000	265,509
4% 10/1/41	500,000	478,255
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,008,717
5% 11/1/28	1,000,000	1,008,256
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/39	2,925,000	2,359,151
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/24	1,000,000	1,003,074
5% 9/1/25	1,345,000	1,350,687
5% 9/1/26	1,575,000	1,579,711
5% 9/1/28	1,000,000	1,002,424
5% 9/1/34	1,065,000	1,067,863
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (c)(e)	2,900,000	2,825,522
South Washington County Independent School District #833 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 3% 2/1/33	295,000	289,256
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,095,970
Series 2015 A:
5% 1/1/34	1,695,000	1,741,050
5% 1/1/36	1,000,000	1,025,285
Series 2019 A, 5% 1/1/34	1,230,000	1,380,131
St Paul Independent School District (Minnesota School District Cr. Enhancement Prog.) Series 2022 E, 4% 2/1/40	1,575,000	1,624,982
St Paul Minn Independent School District # Series 2024 A, 5% 2/1/29	500,000	550,200
St Paul Minn Wtr. Rev.:
Series 2021 F, 2% 12/1/41	1,220,000	848,807
Series 2023 A, 4% 12/1/47	1,000,000	996,459
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	4,395,000	4,454,224
Series 2015 A:
5% 7/1/29	5,000,000	5,071,073
5% 7/1/30	5,015,000	5,089,979
Series 2017 A:
5% 11/15/28	460,000	480,726
5% 11/15/30	650,000	681,469
5% 11/15/31	845,000	885,773
5% 11/15/33	3,410,000	3,568,242
5% 11/15/34	665,000	694,955
Univ. of Minnesota Gen. Oblig. Series 2020 A:
5% 11/1/33	1,015,000	1,153,238
5% 11/1/45	3,050,000	3,307,163
Wadena Minn Rev. (Wadena Cancer Ctr. Proj.) Series 2024 A:
5% 12/1/28	275,000	297,204
5% 12/1/29	285,000	313,323
5% 12/1/30	380,000	423,606
5% 12/1/31	395,000	445,937
5% 12/1/32	365,000	416,377
5% 12/1/33	385,000	443,592
5% 12/1/45	1,900,000	2,030,166
Warren / Alvarado / Oslo Minni Series 2023 A:
3.75% 2/1/42	1,030,000	993,096
3.75% 2/1/43	845,000	811,134
Watertown Independent School District #111 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 0% 2/1/29	1,000,000	830,504
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	500,292
5% 8/1/54	1,000,000	995,288
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	2,000,000	2,006,893
3.65% 2/1/38	2,000,000	1,980,058
4% 2/1/41	2,400,000	2,409,510
White Bear Lake Independent School District #624 Gen. Oblig.:
Series 2020 A, 3% 2/1/31	1,860,000	1,856,240
Series 2022 A, 4% 2/1/32	4,795,000	5,117,764
Wright County Series 2018 A:
3.1% 12/1/32	1,790,000	1,738,806
3.15% 12/1/33	1,865,000	1,811,464
3.25% 12/1/34	2,345,000	2,287,094
3.35% 12/1/36	2,440,000	2,348,995
Wright County Ctfs. of Prtn. Series 2019 A, 5% 12/1/31	1,000,000	1,119,879
TOTAL MINNESOTA		515,747,268
Puerto Rico - 1.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,705,673	1,119,026
5.625% 7/1/27	190,000	202,040
5.625% 7/1/29	595,000	650,916
5.75% 7/1/31	1,420,000	1,599,634
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,289,032
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	100,364
4% 7/1/41	85,000	78,227
5% 7/1/27	940,000	970,416
5% 7/1/30	565,000	605,872
5% 7/1/32	380,000	411,131
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	2,080,000	2,080,599
TOTAL PUERTO RICO		9,107,257
TOTAL MUNICIPAL BONDS (Cost $535,608,848)		525,885,610

Municipal Notes - 4.4%
	Principal Amount (a)	Value ($)
Minnesota - 4.4%
Minneapolis Health Care Sys. Rev.:
(Fairview Health Svcs.) Series 2018 C, 3.9% 3/29/24, LOC Wells Fargo Bank NA, VRDN (c)	6,590,000	6,590,000
Participating VRDN Series XM 08 72, 3.65% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,715,000	4,715,000
Minnesota Hsg. Fin. Agcy. Series 2016 F, 3.55% 4/4/24 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(c)	10,000,000	10,000,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 45, 4.12% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(f)(g)	2,855,000	2,855,000

TOTAL MUNICIPAL NOTES (Cost $24,160,000)		24,160,000

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $559,768,848)	550,045,610
NET OTHER ASSETS (LIABILITIES) - 0.5%	2,743,328
NET ASSETS - 100.0%	552,788,938

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,825,522 or 0.5% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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